Note C - Loans and Allowance for Loan Losses (Details) - TDR's Pre-Modification and Post-Modification (Performing Financing Receivable [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note C - Loans and Allowance for Loan Losses (Details) - TDR's Pre-Modification and Post-Modification [Line Items]
Pre-Modification of Recorded Investment	$ 2,556	$ 10,978
Post-Modification of Recorded Investment	2,556	10,978
Residential Portfolio Segment [Member] | Interest Only Payments [Member]
Note C - Loans and Allowance for Loan Losses (Details) - TDR's Pre-Modification and Post-Modification [Line Items]
Pre-Modification of Recorded Investment	527
Post-Modification of Recorded Investment	527
Commercial and Industrial [Member] | Interest Only Payments [Member]
Note C - Loans and Allowance for Loan Losses (Details) - TDR's Pre-Modification and Post-Modification [Line Items]
Pre-Modification of Recorded Investment	1,811
Post-Modification of Recorded Investment	1,811
Consumer Portfolio Segment [Member] | Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Home Equity Line of Credit [Member]
Note C - Loans and Allowance for Loan Losses (Details) - TDR's Pre-Modification and Post-Modification [Line Items]
Pre-Modification of Recorded Investment	218
Post-Modification of Recorded Investment	218
Commercial Portfolio Segment [Member] | Owner Occupied [Member] | Reduction of Principal and Interest Payments [Member]
Note C - Loans and Allowance for Loan Losses (Details) - TDR's Pre-Modification and Post-Modification [Line Items]
Pre-Modification of Recorded Investment		4,308
Post-Modification of Recorded Investment		4,308
Commercial Portfolio Segment [Member] | Nonowner Occupied [Member] | Interest Only Payments [Member]
Note C - Loans and Allowance for Loan Losses (Details) - TDR's Pre-Modification and Post-Modification [Line Items]
Pre-Modification of Recorded Investment		5,984
Post-Modification of Recorded Investment		5,984
Commercial Portfolio Segment [Member] | Nonowner Occupied [Member] | Reduction of Principal and Interest Payments [Member]
Note C - Loans and Allowance for Loan Losses (Details) - TDR's Pre-Modification and Post-Modification [Line Items]
Pre-Modification of Recorded Investment		686
Post-Modification of Recorded Investment		$ 686